Short-term debt (Details) - USD ($)			12 Months Ended
	Sep. 15, 2021	Jul. 23, 2020	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term debt (note 14)			$ 12,965,000	$ 23,445,000
HSBC Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Short-term debt (note 14)			12,965,000	17,428,000
Maximum draw amount			$ 20,000,000
HSBC Revolving Financing Facility | Senior financing | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate debt			2.50%
HSBC Revolving Financing Facility | Senior financing | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt			2.66%
HSBC Revolving Financing Facility | Senior financing | Eurodollar
Short-term Debt [Line Items]
Basis spread on variable rate debt			2.50%
EDC Non-revolving Term Credit Facility | Line of Credit
Short-term Debt [Line Items]
Short-term debt (note 14)			$ 0	$ 6,017,000
Maximum draw amount		$ 10,000,000
Credit facility term		1 year
Deferred principal payment	$ 6,000,000
EDC Non-revolving Term Credit Facility | Line of Credit | Prime Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt		3.00%